Shareholder Report, Average Annual Return (Details) 1014017_Franklin U.S. Small Cap Multifactor Index ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	107 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin U.S. Small Cap Multifactor Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin U.S. Small Cap Multifactor Index ETF (NAV)
Average Annual Return, Percent	10.14%	4.62%	7.46%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	18.09%	10.87%	13.19%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	25.72%	3.77%	7.98%
LibertyQ U.S. Small Cap Equity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LibertyQ U.S. Small Cap Equity Index
Average Annual Return, Percent	10.52%	4.95%	7.81%